Intangible Assets (Details Textual) $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 NZD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0	$ 0	$ (2,157)	$ 0
Intangible assets and goodwill	$ 14,680		$ 13,012	$ 14,575	$ 17,381					$ 16,683
Increase in post-tax discount rate			1.50%
Decrease in sales growth rate			2.00%
Decrease in royalty rate			1.50%
Impact of possible changes in key assumptions used in impairment test calculations			A 1.5% increase in the post-tax discount rate would result in an impairment of $928 thousand against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 2% would result in an impairment of $611 thousand against the carrying amount of the indefinite-lived brand intangible assets. A 1.5% reduction in the royalty rate would result in an impairment of $2,267 thousand against the carrying amount of the indefinite-lived brand intangibles.
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.40%		11.40%	11.40%	11.40%	11.40%	11.40%	11.40%	11.40%
Growth rate used to extrapolate cash flow projections	2.00%		2.00%	2.00%	0.00%	2.00%	2.00%	2.00%	0.00%
Intangible assets and goodwill	$ 12,036		$ 12,463	$ 12,105	$ 12,702	$ 12,463,000	$ 12,036,000	$ 12,105,000	$ 12,702,000	$ 12,274
Sales growth rate used to extrapolate cash flow projections	5.00%		5.00%	5.00%	2.00%	5.00%	5.00%	5.00%	2.00%
Royalty Rate	6.60%		6.60%	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%
Cash flow forecast period	5 years	5 years	5 years	5 years	5 years
Foreign countries one [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit						$ 1,035,000
Discount rate applied to cash flow projections			12.70%			12.70%
Growth rate used to extrapolate cash flow projections			3.50%			3.50%